                         SUPPLEMENT DATED JULY 27, 2000
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                            EQUITY GROWTH PORTFOLIO
                             FOCUS EQUITY PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                              TECHNOLOGY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to add risk disclosure regarding each Portfolio's investments in initial public offerings and to reflect changes in the comparative indices for the Small Company Growth and Technology Portfolios.
                            ------------------------

The following paragraph is added to the "ADDITIONAL RISK FACTORS AND INFORMATION" section on page 7:

INITIAL PUBLIC OFFERINGS
The Portfolios may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
                            ------------------------

The Russell 2000 Growth Index is being added as the primary comparative index for the Small Company Growth Portfolio. The Russell 2000 Index will remain as a secondary comparative index. MSDW Investment Management believes that the Russell 2000 Growth Index is more representative of the growth-oriented companies in the Small Company Growth Portfolio. Accordingly, the chart on page 3 is hereby deleted and replaced with the following:

 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1999)

                            CLASS A             CLASS B
                           (COMMENCED          (COMMENCED                    RUSSELL 2000                  RUSSELL 2000
                         OPERATIONS ON       OPERATIONS ON                  GROWTH INDEX*                    INDEX**
                       NOVEMBER 1, 1989)    JANUARY 2, 1996)         CLASS A              CLASS B            CLASS A
------------------------------------------------------------------------------------------------------------------------
 PAST ONE YEAR               96.45%              95.97%              43.09%               43.09%              21.26%
------------------------------------------------------------------------------------------------------------------------
 PAST FIVE YEARS             31.00%               N/A                18.99%                 N/A               16.69%
------------------------------------------------------------------------------------------------------------------------
 PAST TEN YEARS              19.43%               N/A                13.51%                 N/A               13.40%
------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION             19.78%              30.09%             13.52%***            16.78%***            13.26%


                        RUSSELL 2000
                          INDEX**
                          CLASS B
---------------------
 PAST ONE YEAR             21.26%
---------------------
 PAST FIVE YEARS            N/A
---------------------
 PAST TEN YEARS             N/A
---------------------
 SINCE INCEPTION           13.87%

THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO INDICES OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDICES DO NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDICES' PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO EACH INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDICES THEMSELVES DO NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

  *THE RUSSELL 2000 GROWTH INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX
   COMPRISED OF THOSE COMPANIES OF THE RUSSELL 2000 INDEX WITH HIGHER FORECASTED GROWTH VALUES AND HIGHER PRICE-TO-BOOK RATIOS.

 **THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISED OF 2000 OF THE
   SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX AND REPRESENTS APPROXIMATELY 11% OF THE APPROXIMATELY 98% OF THE INVESTIBLE U.S. EQUITY MARKET.

***THE INCEPTION DATES FOR THE RUSSELL 2000 GROWTH INDEX FOR CLASS A AND
   CLASS B SHARES ARE NOVEMBER 30, 1989 AND JANUARY 31, 1996, RESPECTIVELY.

                       ----------------------------------

The Nasdaq Composite Index is being added as the primary comparative index for the Technology Portfolio. The S&P 500 Index will remain as a secondary comparative index. MSDW Investment Management believes that the Nasdaq Composite Index, which is one of the most widely followed and quoted major market indices and includes over 5,000 companies, is more representative of the companies in the Technology Portfolio. Accordingly, the chart on page 5 is hereby deleted and replaced with the following:

 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1999)

                             CLASS A                CLASS B
                            (COMMENCED             (COMMENCED
                          OPERATIONS ON          OPERATIONS ON         NASDAQ COMPOSITE
                       SEPTEMBER 16, 1996)    SEPTEMBER 16, 1996)           INDEX*            S&P 500 INDEX**
--------------------------------------------------------------------------------------------------------------
 PAST ONE YEAR               160.62%                160.26%                 85.59%                21.04%
--------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION              71.47%                 71.13%                 45.16%                28.15%

THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO INDICES OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDICES DO NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDICES' PERFORMANCE. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

 *THE NASDAQ COMPOSITE INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX COMPRISED
  OF ALL COMMON STOCKS LISTED ON THE NASDAQ STOCK MARKET.

**THE S&P 500 INDEX IS COMPRISED OF THE STOCKS OF 500 LARGE-CAP U.S. COMPANIES
  WITH MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES REPRESENT APPROXIMATELY 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

                       ----------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE